Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenue from the rendering of services	€ 1,873	€ 18	€ 7,287	€ 46
License income	1,338		1,338
Total revenue	3,211	18	8,625	46
Revenue from external customers (geographical)
Total revenue	3,211	18	8,625	46
Total revenue	3,211	18	8,625	46
North America [member]
Disclosure of operating segments [line items]
Total revenue	3,211	18	8,625	46
Revenue from external customers (geographical)
Total revenue	3,211	18	8,625	46
Total revenue	€ 3,211	€ 18	€ 8,625	€ 46